SHORT-TERM BANK BORROWINGS - Pledged Assets (Details) - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Carrying values of pledged assets	$ 9,868,362	$ 9,395,950
Accounts receivable
Carrying values of pledged assets	2,053,490	1,829,454
Buildings, net
Carrying values of pledged assets	4,508,834	4,409,238
Land use rights, net
Carrying values of pledged assets	419,721	411,067
Machinery, net
Carrying values of pledged assets	92,761	95,078
Inventory
Carrying values of pledged assets	$ 2,793,556	$ 2,651,113